Postretirement Plans - Schedule of Unrecognized (Losses) Gains in Accumulated Other Comprehensive (Loss) Income (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total stockholder’s (deficit) equity	$ (288,212)	$ (297,564)	$ (197,020)	$ (30,856)	$ (40,596)
Gain (Loss) on benefit plans adjustment
Defined Benefit Plan Disclosure [Line Items]
Before Tax Amount	(56,098)	(55,953)	(31,025)
Tax Expense	(28,615)	(28,615)	(28,615)
Total stockholder’s (deficit) equity	(84,713)	(84,568)	(59,640)
Gain (Loss) on available for sale securities
Defined Benefit Plan Disclosure [Line Items]
Before Tax Amount	1,219	1,509	919
Tax Expense	(24)	(24)	(24)
Total stockholder’s (deficit) equity	1,195	1,485	895
Accumulated Other Comprehensive Loss
Defined Benefit Plan Disclosure [Line Items]
Before Tax Amount	(54,879)	(54,444)	(30,106)
Tax Expense	(28,639)	(28,639)	(28,639)
Total stockholder’s (deficit) equity	$ (83,518)	$ (83,083)	$ (58,745)	$ (55,866)	$ (42,592)